Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Optimize Strategy Index ETF
Shareholder Report [Line Items]
Fund Name	Optimize Strategy Index ETF
Class Name	Optimize Strategy Index ETF
Trading Symbol	OPTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Optimize Strategy Index ETF for the period of April 22, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.optzfund.com/optz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.optzfund.com/optz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optimize Strategy Index ETF	$49[1]	0.50%[2]
[1],[2]
Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	0.50%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
OPTSI index returns for the period 4/22/2024 through 3/31/2025 are 8.43%. OPTZ’s return during that same period was 7.87%.
WHAT FACTORS INFLUENCED PERFORMANCE
The fund’s focus on consistently profitable US based companies we believe is responsible for the return in 2024. These types of companies are poised for innovation and growth as they have shown that their businesses are run efficiently and productively, which can also lead to having cash on hand to invest back into the company. For Q1 2025, the media coverage around tariff implementation was relentlessly negative, producing expected panic in what we believe are short sighted investors. This caused a swift correction but has been matched by an equally swift rebound in Q2 2025. OPTZ experienced more volatility during Q1 due to the small cap exposure in the fund, this is to be expected in a correction as investors are less likely to offload companies they know well and have seen be successful for decades versus lesser-known smaller companies. But historically, small cap companies have the highest average return as an asset class and this we believe is due to growth and innovation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/22/2024)
Optimize Strategy Index ETF NAV	7.87
S&P 500 TR	13.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.optzfund.com/optz for more recent performance information. Visit https://www.optzfund.com/optz for more recent performance information.
Net Assets	$ 150,545,342
Holdings Count | $ / shares	305
Advisory Fees Paid, Amount	$ 675,309
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$150,545,342
Net Advisory Fee	$675,309
Number of Holdings	305
Portfolio Turnover	58%

Holdings [Text Block]

Top Holdings *	(%)
Intel Corp.	1.4%
Cadence Design Systems, Inc.	1.3%
Advanced Micro Devices, Inc.	1.3%
VeriSign, Inc.	1.3%
GoDaddy, Inc. - Class A	1.3%
Motorola Solutions, Inc.	1.3%
First Solar, Inc.	1.2%
Itron, Inc.	1.2%
Crowdstrike Holdings, Inc. - Class A	1.2%
Roper Technologies, Inc.	1.2%

Top Sectors	(%)
Technology	27.1%
Consumer, Cyclical	18.7%
Communications	17.0%
Consumer, Non-cyclical	11.7%
Financial	11.3%
Industrial	9.0%
Energy	2.3%
Utilities	1.8%
Basic Materials	0.6%
Cash & Other	0.5%
[3]
Updated Prospectus Web Address	https://www.optzfund.com/optz

[1]
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the full year.

[2]
2	Expense Ratio is annualized.

[3]
*	Excludes collateral received for securities on loan.